Other Assets - Summary of Other Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets [abstract]
Interest receivable	$ 4,791	$ 6,457
Other	1,263	1,348
Other currents assets	6,054	7,805
Guarantee deposits	3,296	3,010
Deposits for litigation	7,590	8,126
Other assets	3,212	3,212
Other non - current assets	14,098	14,348
Other current and non-current assets	$ 20,152	$ 22,153